PROPERTY, PLANT AND EQUIPMENT, NET (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Depreciation expense	$ 8,402,169	$ 4,475,823	$ 2,400,522